Provisions	6 Months Ended
Jun. 30, 2022
Disclosure of other provisions [abstract]
Provisions
24. PROVISIONS

	Customer remediation	Litigation and other regulatory	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	44	166	1	74	38	29	14	366
Additional provisions (See Note 5)	25	16	—	1	10	8	84	144
Provisions released (See Note 5)	(12)	(1)	—	—	—	—	—	(13)
Utilisation and other	(8)	(15)	(1)	(11)	(2)	(14)	(83)	(134)
At 30 June 2022	49	166	—	64	46	23	15	363
A £25m customer remediation provision was recognised in H122 relating to the proposed refund of certain charges historically paid by cohorts of mortgage customers.
In H122, Other provisions included charges for operational risk provisions of £78m (H121: £50m), including fraud losses of £63m (H121: £37m).